Obligations under capital leases (Tables)	12 Months Ended
Dec. 31, 2013
Obligations under capital leases [Abstract]
Schedule of Capital Lease Obligations
As of December 31, 2013, future payments under these capital leases are as follows:

	December 31, 2013						December 31, 2012
	RMB	US$	RMB	US$	RMB	US$	RMB	RMB	RMB

	Present value of the minimum lease payments		Total minimum lease payments		Interest		Present value of the minimum lease payments	Total minimum lease payments	Interest

Within 1 year	8,314	1,373	9,166	1,514	852	141	6,282	7,287	1,005
After 1 year but within 2 years	8,259	1,364	8,555	1,413	296	49	6,637	7,333	696
After 2 years but within 3 years	304	51	306	51	2	-	7,081	7,332	251
After 3 years	-	-	-		-		-	-	-
	16,877	2,788	18,027	2,978	1,150	190	20,000	21,952	1,952

Less: balance due within one year classified as current liabilities	(8,314)	(1,373)					(6,282)
	8,563	1,415					13,718

Details of obligations under capital leases are as follows:

	December 31, 2013	December 31, 2012
	RMB	RMB

RMB denominated obligations
Fixed interest rate of 6.49% per annum as of December 31, 2013	16,877	20,000

	16,877	20,000

Guarantee deposit of RMB800 (US$132) over the capital leased assets concerned and relevant insurance policies were provided to the lessors as collateral and security. In addition, as is customary in the case of capital leases, the Group’s obligations are secured by four related parties (see Notes 21).